Investment properties (Details 1) $ in Millions, $ in Millions	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Property plant and equipment	$ 293,294		$ 300,337
Property plant and equipment	7,990		6,799
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Property plant and equipment	127,956		88,851
Shopping Malls [Member]
Statement [Line Items]
Property plant and equipment		$ 90,142	83,331
Other PPE [Member]
Statement [Line Items]
Property plant and equipment	291		237
Offices and other rental poperties [Member]
Statement [Line Items]
Property plant and equipment	74,338		122,477
Property Under Development [Member]
Statement [Line Items]
Property plant and equipment	$ 567		$ 5,441